UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
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(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2007 to June 30, 2008

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.

Proxy Voting Record

Vote Summary Report
Jul 01, 2007 - Jun 30, 2008

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent

09/14/07 - S	Rio Tinto plc	G75754104			None
1

Approve Acquisition of Alcan Inc; Approve Borrowings Pursuant to the Facility Agreement; Sanction the Aggregate Amount for the Time Being Remaining Undischarged of All Moneys Borrowed up to the Sum of USD 60,000,000,000

			For	For		Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS GLOBAL BOND FUND, INC.
(Registrant)

By: /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2008

By: /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 29, 2008